Shareholder Report, Average Annual Return (Details)	4 Months Ended	6 Months Ended	12 Months Ended	35 Months Ended		60 Months Ended	62 Months Ended	102 Months Ended	110 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000241324
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Founders
C000241325
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000203691
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent			(0.63%)			(0.77%)				0.75%
C000203690
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
Without Sales Load [Member] | C000193426
Average Annual Return [Line Items]
Average Annual Return, Percent			11.01%			7.29%		7.76%
Without Sales Load [Member] | C000241324
Average Annual Return [Line Items]
Average Annual Return, Percent			6.53%		9.95%
Without Sales Load [Member] | C000241325
Average Annual Return [Line Items]
Average Annual Return, Percent			6.65%	9.96%
Without Sales Load [Member] | C000203691
Average Annual Return [Line Items]
Average Annual Return, Percent			3.82%			0.09%				1.20%
Without Sales Load [Member] | C000203690
Average Annual Return [Line Items]
Average Annual Return, Percent			4.13%			0.31%				1.47%
Without Sales Load [Member] | C000225903
Average Annual Return [Line Items]
Average Annual Return, Percent			3.25%			2.12%	2.79%
Without Sales Load [Member] | C000168469
Average Annual Return [Line Items]
Average Annual Return, Percent			3.09%			2.01%			7.30%
Without Sales Load [Member] | C000159698
Average Annual Return [Line Items]
Average Annual Return, Percent			3.17%			3.12%				7.93%
Without Sales Load [Member] | C000159696
Average Annual Return [Line Items]
Average Annual Return, Percent			(4.87%)			(1.03%)				6.26%
Without Sales Load [Member] | C000159697
Average Annual Return [Line Items]
Average Annual Return, Percent			(5.02%)			(1.12%)				6.15%
Without Sales Load [Member] | C000266372
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.43%)
Without Sales Load [Member] | C000225205
Average Annual Return [Line Items]
Average Annual Return, Percent			8.64%			6.51%				10.97%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent			17.80%			12.06%		13.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			4.35%		3.87%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			4.35%	3.44%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.29%			0.84%				2.16%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.29%			0.84%				2.16%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			18.09%			10.87%	10.64%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			18.09%			10.87%			13.45%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			18.09%			10.87%				13.65%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			18.09%			10.87%				13.72%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			18.09%			10.87%				13.72%
FT Wilshire 5000 Index - TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Wilshire 5000 Index - TR
Average Annual Return, Percent			18.31%			11.10%				13.87%
CBOE S&P 500 BuyWrite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CBOE S&P 500 BuyWrite Index
Average Annual Return, Percent			11.35%			7.92%		6.47%
60% ICE BofA US HY Contrained / 40% S&P UBS Leverage Loan
Average Annual Return [Line Items]
Line Graph and Table Measure Name		60% ICE BofA US HY Contrained / 40% S&P UBS Leverage Loan
Average Annual Return, Percent			6.06%		8.24%
ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US High Yield Constrained Index
Average Annual Return, Percent			6.90%		8.44%
60% ICE BofA US HY Contrained / 40% S&P UBS Leverage Loan
Average Annual Return [Line Items]
Line Graph and Table Measure Name		60% ICE BofA US HY Contrained / 40% S&P UBS Leverage Loan
Average Annual Return, Percent			6.06%	8.43%
ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US High Yield Constrained Index
Average Annual Return, Percent			6.90%	8.70%
Bloomberg US Municipal Bond: 7 Year (6-8) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond: 7 Year (6-8) Index
Average Annual Return, Percent			4.35%			1.03%				2.03%
Bloomberg US Municipal Bond: 7 Year (6-8) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond: 7 Year (6-8) Index
Average Annual Return, Percent			4.35%			1.03%				2.03%
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			15.98%			7.26%	7.09%
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			15.98%			7.26%			10.37%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			17.74%			11.34%				13.90%
Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Index
Average Annual Return, Percent			23.45%			5.48%				10.58%
Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Index
Average Annual Return, Percent			23.45%			5.48%				10.58%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.35%)
Russell 1000® Value Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index TR
Average Annual Return, Percent			15.87%			9.43%				10.58%